Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Sep. 25, 2021
Computer Equipment And Software Furniture And Fixtures And Test Equipment [Member] | Maximum [Member]
Schedule Of Estimated Useful Lives Of Property And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Computer Equipment And Software Furniture And Fixtures And Test Equipment [Member] | Minimum [Member]
Schedule Of Estimated Useful Lives Of Property And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Leasehold Improvements [Member]
Schedule Of Estimated Useful Lives Of Property And Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of estimated useful life or remaining term of the lease